Business Combinations - Summary of Fair Value Allocated to Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 1,454	$ 671		$ 2,314
Receivables	3,581	3,542
Inventories	4,930	4,975
Prepaid expenses and other current assets	1,505	1,477
Property, plant and equipment	19,660	20,335		$ 18,796
Goodwill	12,198	11,986
Other intangible assets	2,388	2,428
Investments	409	660
Other assets	914	564
TOTAL ASSETS	47,192	46,799
Short-term debt	159	976
Payables and accrued charges	8,058	7,437
Lease liabilities, including current portion	1,140	1,073
Deferred income tax liabilities	3,149	3,145
Pension and other post-retirement benefit liabilities	454	433
Asset retirement obligations and accrued environmental costs	1,597	1,650
Other non-current liabilities	209	161
TOTAL LIABILITIES	24,827	23,930
Ruralco | Preliminary [Member]
Disclosure of detailed information about business combination [Line Items]
Receivables			$ 289
Inventories			117
Prepaid expenses and other current assets			8
Property, plant and equipment			136
Goodwill			202
Other intangible assets			165
Other assets			31
TOTAL ASSETS			948
Short-term debt			112
Payables and accrued charges			345
Lease liabilities, including current portion			110
Other non-current liabilities			51
TOTAL LIABILITIES			618
Total consideration			330
Ruralco | Adjustments [Member]
Disclosure of detailed information about business combination [Line Items]
Receivables			27
Inventories			(5)
Prepaid expenses and other current assets			(1)
Property, plant and equipment			4
Goodwill			34
Other intangible assets			43
Other assets			(14)
TOTAL ASSETS			88
Short-term debt			55
Payables and accrued charges			(21)
Lease liabilities, including current portion			0
Other non-current liabilities			54
TOTAL LIABILITIES			88
Total consideration			0
Ruralco | Revised Fair Value [Member]
Disclosure of detailed information about business combination [Line Items]
Receivables			316
Inventories			112
Prepaid expenses and other current assets			7
Property, plant and equipment			140
Goodwill			236
Other intangible assets			208
Other assets			17
TOTAL ASSETS			1,036
Short-term debt			167
Payables and accrued charges			324
Lease liabilities, including current portion			110
Other non-current liabilities			105
TOTAL LIABILITIES			706
Total consideration			$ 330
Other Aquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Receivables	68	68
Inventories	63	145
Prepaid expenses and other current assets	4	38
Property, plant and equipment	73	115
Goodwill	133	341
Other intangible assets	47	179
Other assets	2	2
TOTAL ASSETS	390	888
Short-term debt	36	25
Payables and accrued charges	108	156
Lease liabilities, including current portion	2	1
Other non-current liabilities	11	25
TOTAL LIABILITIES	157	207
Total consideration	$ 233	$ 581